UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01682)

Exact name of registrant as specified in charter:	Putnam Voyager Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
10/31/12 (Unaudited)

COMMON STOCKS (94.1%)(a)
			Shares	Value

Aerospace and defense (4.7%)

General Dynamics Corp.			274,100	$18,660,728

Honeywell International, Inc.			755,000	46,236,200

L-3 Communications Holdings, Inc.			285,000	21,033,000

Precision Castparts Corp.			125,800	21,772,206

United Technologies Corp.			710,200	55,509,232

				163,211,366
Air freight and logistics (0.4%)

FedEx Corp.			137,300	12,630,227

				12,630,227
Airlines (0.4%)

Delta Air Lines, Inc.(NON)			1,620,710	15,607,437

				15,607,437
Auto components (2.7%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)			484,381	5,265,221

Goodyear Tire & Rubber Co. (The)(NON)			2,135,873	24,370,311

Johnson Controls, Inc.			1,166,649	30,041,212

Tenneco, Inc.(NON)(S)			554,519	16,940,555

Valeo SA (France)			375,519	16,500,830

				93,118,129
Automobiles (1.4%)

Fiat SpA (Italy)(NON)			1,551,165	7,600,207

General Motors Co.(NON)(S)			111,100	2,833,050

Nissan Motor Co., Ltd. (Japan)			1,749,300	14,650,378

Tesla Motors, Inc.(NON)(S)			852,696	23,986,338

				49,069,973
Biotechnology (0.6%)

Celgene Corp.(NON)			104,400	7,654,608

Dendreon Corp.(NON)(S)			1,386,800	5,269,840

Gilead Sciences, Inc.(NON)			137,600	9,241,216

				22,165,664
Building products (0.9%)

Fortune Brands Home & Security, Inc.(NON)			264,400	7,519,536

Owens Corning, Inc.(NON)(S)			707,423	23,762,339

USG Corp.(NON)(S)			62,959	1,681,635

				32,963,510
Capital markets (2.0%)

Blackstone Group LP (The)			771,163	11,845,064

Charles Schwab Corp. (The)			2,112,100	28,682,318

KKR & Co. LP			618,359	9,306,303

Morgan Stanley			885,800	15,395,204

State Street Corp.			132,903	5,923,487

				71,152,376
Chemicals (4.1%)

Celanese Corp. Ser. A			764,300	29,035,757

Monsanto Co.			221,800	19,090,326

Sherwin-Williams Co. (The)			23,900	3,407,662

Tronox, Ltd. Class A(AFF)			4,527,522	92,316,174

				143,849,919
Commercial banks (0.2%)

Wells Fargo & Co.			259,900	8,756,031

				8,756,031
Commercial services and supplies (0.5%)

ADT Corp. (The)(NON)			173,550	7,204,061

Tyco International, Ltd.			354,400	9,522,728

				16,726,789
Communications equipment (4.1%)

Cisco Systems, Inc.			759,347	13,015,208

F5 Networks, Inc.(NON)			166,200	13,708,176

Polycom, Inc.(NON)			2,267,688	22,722,234

Qualcomm, Inc.			1,615,509	94,628,440

				144,074,058
Computers and peripherals (12.1%)

Apple, Inc.			505,250	300,674,261

EMC Corp.(NON)			2,496,800	60,971,856

Hewlett-Packard Co.			834,800	11,561,980

NetApp, Inc.(NON)			138,700	3,731,030

SanDisk Corp.(NON)(S)			1,064,100	44,436,816

				421,375,943
Construction materials (0.2%)

China Shanshui Cement Group, Ltd. (China)			7,308,000	5,435,692

				5,435,692
Consumer finance (0.3%)

Capital One Financial Corp.			160,554	9,660,534

				9,660,534
Diversified financial services (2.0%)

Bank of America Corp.			336,300	3,134,316

Citigroup, Inc.			883,500	33,034,065

JPMorgan Chase & Co.			692,700	28,871,736

Moody's Corp.			77,600	3,737,216

				68,777,333
Electronic equipment, instruments, and components (0.7%)

Corning, Inc.			400,800	4,709,400

Hollysys Automation Technologies, Ltd. (China)(NON)(S)			1,220,402	12,667,773

TE Connectivity, Ltd.(S)			266,700	8,582,406

				25,959,579
Energy equipment and services (4.5%)

Cameron International Corp.(NON)			304,500	15,419,880

Halliburton Co.			1,870,210	60,389,081

National Oilwell Varco, Inc.			96,800	7,134,160

Oil States International, Inc.(NON)(S)			224,500	16,410,950

Petrofac, Ltd. (United Kingdom)			284,003	7,369,737

Schlumberger, Ltd.			707,093	49,164,176

				155,887,984
Food and staples retail (0.6%)

Kroger Co. (The)(S)			466,700	11,770,174

Walgreen Co.			253,600	8,934,328

				20,704,502
Food products (0.5%)

Mead Johnson Nutrition Co.			260,600	16,068,596

				16,068,596
Health-care equipment and supplies (1.6%)

Baxter International, Inc.(S)			590,500	36,983,015

Covidien PLC			83,200	4,571,840

St. Jude Medical, Inc.(S)			342,300	13,096,398

				54,651,253
Health-care providers and services (3.3%)

Aetna, Inc.(S)			387,300	16,925,010

Catamaran Corp. (Canada)(NON)(S)			460,682	21,725,763

Express Scripts Holding Co.(NON)			554,431	34,119,684

Humana, Inc.			301,500	22,392,405

UnitedHealth Group, Inc.			352,500	19,740,000

				114,902,862
Hotels, restaurants, and leisure (2.8%)

Las Vegas Sands Corp.			911,000	42,306,840

Penn National Gaming, Inc.(NON)(S)			190,500	7,701,915

Sands China, Ltd. (Hong Kong)			1,362,400	5,116,647

Starbucks Corp.			932,800	42,815,520

				97,940,922
Household durables (0.3%)

Lennar Corp. Class A(S)			97,600	3,657,072

Techtronic Industries Co. (Hong Kong)			3,056,500	5,785,968

				9,443,040
Insurance (5.0%)

Aflac, Inc.			823,246	40,981,186

Assured Guaranty, Ltd.			4,092,306	56,842,130

Hartford Financial Services Group, Inc. (The)(S)			1,786,276	38,780,052

MetLife, Inc.			603,200	21,407,568

Porto Seguro SA (Brazil)			354,200	3,766,879

Prudential PLC (United Kingdom)			871,304	11,972,788

				173,750,603
Internet and catalog retail (1.6%)

HomeAway, Inc.(NON)(S)			622,400	16,001,904

Priceline.com, Inc.(NON)			67,097	38,498,246

				54,500,150
Internet software and services (3.4%)

eBay, Inc.(NON)			256,600	12,391,214

Facebook, Inc. Class A(NON)			423,056	8,932,827

Facebook, Inc. Class B(F)(NON)			115,920	2,325,268

Google, Inc. Class A(NON)			133,332	90,635,094

Millennial Media, Inc.(NON)			248,350	3,981,051

				118,265,454
IT Services (2.2%)

Cognizant Technology Solutions Corp.(NON)			92,300	6,151,795

Computer Sciences Corp.(S)			456,800	13,909,560

Unisys Corp.(NON)(S)			1,375,246	23,447,944

Visa, Inc. Class A			245,900	34,121,084

				77,630,383
Leisure equipment and products (0.9%)

Brunswick Corp.(S)			1,361,911	32,127,480

				32,127,480
Life sciences tools and services (0.6%)

Thermo Fisher Scientific, Inc.			366,600	22,384,596

				22,384,596
Machinery (2.3%)

China National Materials Co., Ltd. (China)			15,342,000	4,781,089

Cummins, Inc.			155,700	14,570,406

Eaton Corp.(S)			744,200	35,141,124

Navistar International Corp.(NON)(S)			532,700	9,988,125

Parker Hannifin Corp.			43,100	3,390,246

Stanley Black & Decker, Inc.(S)			129,900	9,002,070

Timken Co.(S)			110,891	4,379,086

				81,252,146
Media (1.5%)

Comcast Corp. Class A(S)			585,535	21,963,418

DIRECTV(NON)			205,669	10,511,743

DISH Network Corp. Class A			399,900	14,248,437

News Corp. Class A			292,800	7,003,776

				53,727,374
Metals and mining (1.9%)

Cliffs Natural Resources, Inc.(S)			134,821	4,889,958

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			737,514	28,674,544

Rio Tinto PLC (United Kingdom)			203,678	10,155,654

Rio Tinto PLC ADR (United Kingdom)			75,600	3,778,488

Vedanta Resources PLC (United Kingdom)(S)			420,531	7,729,558

Walter Energy, Inc.(S)			344,488	12,043,300

				67,271,502
Multiline retail (0.2%)

J.C. Penney Co., Inc.(S)			224,600	5,392,646

				5,392,646
Office electronics (0.1%)

Xerox Corp.			773,270	4,979,859

				4,979,859
Oil, gas, and consumable fuels (4.9%)

Alpha Natural Resources, Inc.(NON)(S)			1,356,142	11,622,137

Anadarko Petroleum Corp.			411,000	28,280,910

Cabot Oil & Gas Corp.			506,700	23,804,766

Cairn Energy PLC (United Kingdom)			2,455,404	11,125,149

Gulfport Energy Corp.(NON)			110,900	3,679,662

Kodiak Oil & Gas Corp.(NON)			407,300	3,763,452

Marathon Oil Corp.			926,321	27,845,209

Noble Energy, Inc.			331,000	31,448,310

Royal Dutch Shell PLC Class A (United Kingdom)			512,964	17,591,158

Southwestern Energy Co.(NON)(S)			311,000	10,791,700

				169,952,453
Personal products (0.3%)

Avon Products, Inc.(S)			628,000	9,727,720

				9,727,720
Pharmaceuticals (3.1%)

Auxilium Pharmaceuticals, Inc.(NON)			355,000	7,270,400

Elan Corp. PLC ADR (Ireland)(NON)(S)			1,267,877	13,693,072

Eli Lilly & Co.			369,700	17,978,511

Jazz Pharmaceuticals PLC(NON)			661,151	35,523,643

Johnson & Johnson(S)			56,800	4,022,576

Merck & Co., Inc.			46,700	2,130,921

Pfizer, Inc.			324,032	8,058,676

Warner Chilcott PLC Class A			829,200	9,602,136

Watson Pharmaceuticals, Inc.(NON)			112,800	9,695,160

				107,975,095
Professional services (0.3%)

Verisk Analytics, Inc. Class A(NON)			192,900	9,837,900

				9,837,900
Real estate management and development (0.4%)

CBRE Group, Inc. Class A(NON)			189,279	3,410,808

Realogy Holdings Corp.(NON)			327,698	11,646,387

				15,057,195
Semiconductors and semiconductor equipment (3.6%)

Advanced Micro Devices, Inc.(NON)(S)			2,384,790	4,888,820

Avago Technologies, Ltd. (Singapore)			360,300	11,900,709

First Solar, Inc.(NON)(S)			1,935,659	47,055,870

Micron Technology, Inc.(NON)(S)			1,694,200	9,191,035

SK Hynix, Inc. (South Korea)(NON)			271,620	6,194,019

Texas Instruments, Inc.			1,451,900	40,783,871

Xilinx, Inc.(S)			214,700	7,033,572

				127,047,896
Software (4.1%)

Citrix Systems, Inc.(NON)			128,600	7,948,766

Infoblox, Inc.(NON)			104,062	1,728,470

Longtop Financial Technologies Ltd. ADR (Hong Kong)(F)(NON)			478,830	—

Microsoft Corp.			2,759,500	78,742,333

Oracle Corp.			763,189	23,697,018

Perfect World Co., Ltd. ADR (China)			603,227	6,412,303

Salesforce.com, Inc.(NON)(S)			78,850	11,510,523

VMware, Inc. Class A(NON)(S)			150,600	12,766,362

				142,805,775
Specialty retail (5.5%)

AutoZone, Inc.(NON)			71,000	26,625,000

Bed Bath & Beyond, Inc.(NON)			675,500	38,962,840

Best Buy Co., Inc.(S)			4,445,145	67,610,655

GameStop Corp. Class A(S)			409,100	9,339,753

Lowe's Cos., Inc.			937,800	30,365,964

Office Depot, Inc.(NON)(S)			5,052,112	12,529,238

Staples, Inc.(S)			199,300	2,294,940

Ulta Salon, Cosmetics & Fragrance, Inc.			40,200	3,707,244

				191,435,634
Textiles, apparel, and luxury goods (0.7%)

Coach, Inc.(S)			412,500	23,120,625

				23,120,625
Thrifts and mortgage finance (0.1%)

MGIC Investment Corp.(NON)(S)			561,500	965,780

Radian Group, Inc.(S)			520,000	2,438,800

				3,404,580
Tobacco (0.5%)

Lorillard, Inc.			53,200	6,171,732

Philip Morris International, Inc.			122,769	10,872,423

				17,044,155

Total common stocks (cost $3,454,891,777)				$3,282,824,940

WARRANTS (3.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp.(W)	10/28/18	$30.79	19,401,439	$16,248,705

Citigroup, Inc.	1/4/19	106.10	$38,441,283	15,222,748

Ford Motor Co.	1/1/13	9.20	3,281,910	7,187,383

General Motors Co.	7/10/19	18.33	1,455,144	14,944,329

General Motors Co.	7/10/16	10.00	400,790	6,592,996

Hartford Financial Services Group, Inc. (The)(W)	6/26/19	9.70	$955,528	12,622,525

JPMorgan Chase & Co.(W)	10/28/18	42.42	2,361,505	26,992,002

Wells Fargo & Co.(W)	10/28/18	34.01	$3,087,063	29,543,193

Total warrants (cost $160,217,180)				$129,353,881

PURCHASED EQUITY OPTIONS OUTSTANDING (1.1%)(a)
	Expiration		Contract
	date/ strike		amount	Value

Amazon.com, Inc. (Call)	Nov-12/$250.00		407,581	52,986

Amazon.com, Inc. (Call)	Nov-12/260.00		429,032	47,194

Amazon.com, Inc. (Call)	Nov-12/270.00		274,135	—

Apple, Inc. (Call)	Dec-12/730.00		152,174	220,260

Apple, Inc. (Call)	Dec-12/670.00		222,077	206,532

Apple, Inc. (Call)	Dec-12/700.00		391,304	160,435

Apple, Inc. (Call)	Nov-12/710.00		527,912	78,411

Apple, Inc. (Call)	Nov-12/680.00		483,345	48,335

Baidu, Inc. (Call)	Dec-12/130.00		328,157	69,635

Baidu, Inc. (Call)	Dec-12/150.00		494,423	36,043

Best Buy Co., Inc. (Call)	Dec-12/23.00		2,594,961	445,861

Best Buy Co., Inc. (Call)	Dec-12/23.00		1,648,077	283,169

Best Buy Co., Inc. (Call)	Dec-12/25.00		2,303,843	221,123

Best Buy Co., Inc. (Call)	Dec-12/23.00		236,136	40,572

Best Buy Co., Inc. (Call)	Nov-12/14.00		1,020,759	1,543,584

Best Buy Co., Inc. (Call)	Nov-12/14.00		729,577	1,103,261

Best Buy Co., Inc. (Call)	Nov-12/13.00		208,486	477,675

Best Buy Co., Inc. (Call)	Nov-12/19.00		1,711,323	318,768

DIRECTV (Call)	Dec-12/55.00		1,323,249	529,660

First Solar, Inc. (Call)	Nov-12/15.00		360,962	3,378,308

General Dynamics Corp. (Call)	Jan-13/72.50		674,972	422,059

General Electric Co. (Call)	Dec-12/24.00		1,060,238	28,255

General Motors Co. (Call)	Dec-12/25.00		1,480,528	2,216,469

Google, Inc. (Call)	Dec-12/720.00		204,765	1,361,687

Halliburton Co. (Call)	Jan-13/42.00		5,927,977	280,215

Halliburton Co. (Call)	Jan-13/38.00		1,826,037	219,490

Halliburton Co. (Call)	Jan-13/41.00		3,160,448	204,244

Halliburton Co. (Call)	Jan-13/39.00		1,946,098	89,521

Hartford Financial Services Group, Inc. (The) (Call)	Dec-12/14.00		484,128	3,751,203

Health Care Select Sector SPDR Fund (Call)	Nov-12/42.00		3,718,114	427,583

Hewlett-Packard Co. (Call)	Jan-13/23.00		961,797	3,963

Hewlett-Packard Co. (Call)	Dec-12/23.00		3,341,516	3

Humana, Inc. (Call)	Nov-12/85.00		2,082,093	361,168

Humana, Inc. (Call)	Nov-12/80.00		423,564	419,752

iShares MSCI Emerging Markets Index (Call)	Nov-12/42.00		1,450,922	429,473

iShares MSCI Emerging Markets Index (Call)	Nov-12/44.00		1,915,036	63,196

JPMorgan Chase & Co. (Call)	Dec-12/40.00		1,855,495	4,839,415

JPMorgan Chase & Co. (Call)	Dec-12/42.00		1,953,553	2,627,947

JPMorgan Chase & Co. (Call)	Dec-12/42.00		1,505,804	2,033,287

JPMorgan Chase & Co. (Call)	Dec-12/40.00		3,171,459	1,000,912

JPMorgan Chase & Co. (Call)	Dec-12/44.00		1,308,855	753,900

Microsoft Corp. (Call)	Dec-12/30.00		4,346,874	1,285,584

Microsoft Corp. (Call)	Dec-12/32.00		6,083,027	$402,465

Nintendo Co., Ltd. (Call)	Dec-12/JPY13,000.00		145,037	33,139

Qualcomm, Inc. (Call)	Jan-13/$60.00		704,474	1,434,309

SPDR S&P 500 ETF Trust (Call)	Dec-12/150.00		956,033	71,416

SPDR S&P 500 ETF Trust (Call)	Dec-12/155.00		1,027,736	66,495

SPDR S&P 500 ETF Trust (Call)	Nov-12/151.00		7,480,861	120,591

SPDR S&P 500 ETF Trust (Call)	Nov-12/148.00		6,161,187	909,576

SPDR S&P 500 ETF Trust (Call)	Nov-12/147.00		2,738,090	590,195

SPDR S&P 500 ETF Trust (Call)	Nov-12/145.00		2,053,588	472,325

SPDR S&P 500 ETF Trust (Call)	Nov-12/150.00		10,739,288	269,556

SPDR S&P 500 ETF Trust (Call)	Nov-12/146.00		1,103,815	220,763

SPDR S&P 500 ETF Trust (Call)	Nov-12/146.00		1,471,752	206,045

SPDR S&P 500 ETF Trust (Call)	Nov-12/148.00		3,364,899	136,077

SPDR S&P 500 ETF Trust (Call)	Nov-12/149.00		3,697,460	78,645

SPDR S&P 500 ETF Trust (Call)	Nov-12/151.00		2,799,827	3

SPDR S&P 500 ETF Trust (Put)	Nov-12/139.00		2,282,624	316,600

Visa, Inc. (Call)	Dec-12/150.00		318,512	453,433

Xerox Corp. (Call)	Jan-13/6.00		2,817,766	1,837,355

Total purchased equity options outstanding (cost $65,164,717)				$39,700,126

INVESTMENT COMPANIES (0.7%)(a)
			Shares	Value

iShares FTSE A50 China Index ETF (China)(S)			9,112,100	$11,441,784

Market Vectors Gold Miners ETF(S)			113,500	5,998,475

SPDR S&P Homebuilders ETF(S)			249,400	6,484,400

SPDR S&P Metals & Mining ETF(S)			42,000	1,869,000

Total investment Companies (cost $22,565,633)				$25,793,659

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.			159,420	$8,568,825

Total convertible preferred stocks (cost $12,472,615)				$8,568,825

U.S. TREASURY OBLIGATIONS (0.2%)(a)
			Principal amount	Value

U.S. Treasury Bonds 4 1/2s, May 15, 2038(i)			$2,153,000	$2,924,506

U.S. Treasury Notes
1/2s, November 15, 2013(i)			3,176,000	3,192,547
1/4s, June 30, 2014(i)			624,000	624,306

Total U.S. treasury Obligations (cost $6,741,359)				$6,741,359

SHORT-TERM INVESTMENTS (12.5%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)			9,528,028	$9,528,028

U.S. Treasury Bills with an effective yield of 0.156%, July 25, 2013(SEGSF)			$1,383,000	1,381,342

U.S. Treasury Bills with an effective yield of 0.102%, December 31, 2012			876,000	875,890

U.S. Treasury Bills with effective yields ranging from 0.090% to 0.093%, November 15, 2012(SEGSF)			802,000	801,971

SSgA Prime Money Market Fund 0.12%(P)			13,534,612	13,534,612

Putnam Cash Collateral Pool, LLC 0.21%(d)			409,027,103	409,027,103

Total short-term investments (cost $435,148,994)				$435,148,946

TOTAL INVESTMENTS

Total investments (cost $4,157,202,275)(b)				$3,928,131,736

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $183,509,331) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A.
	Danish Krone	Buy	11/21/12	$10,493,936	$10,624,382	$(130,446)
	Danish Krone	Sell	11/21/12	10,493,936	10,485,629	(8,307)
Credit Suisse AG
	Euro	Sell	11/21/12	35,203,798	34,849,506	(354,292)
	Japanese Yen	Sell	11/21/12	8,347,923	8,542,115	194,192
UBS AG
	British Pound	Sell	11/21/12	65,569,333	65,667,873	98,540
	Canadian Dollar	Buy	11/21/12	26,259,821	26,667,839	(408,018)
	Canadian Dollar	Sell	11/21/12	26,259,821	26,671,987	412,166

Total						$(196,165)

WRITTEN EQUITY OPTIONS OUTSTANDING at 10/31/12 (premiums received $21,059,718) (Unaudited)

	Expiration	Contract
	Date/strike	amount	Value

Amazon.com, Inc. (Call)	Nov-12/$270.00	429,032	$9,718
Amazon.com, Inc. (Call)	Nov-12/300.00	274,135	—
Apple, Inc. (Call)	Dec-12/750.00	152,174	152,877
Apple, Inc. (Call)	Nov-12/740.00	527,912	49,254
Baidu, Inc. (Call)	Dec-12/165.00	494,423	11,065
Best Buy Co., Inc. (Call)	Dec-12/25.00	236,136	22,664
Best Buy Co., Inc. (Call)	Dec-12/25.00	2,594,961	249,064
Best Buy Co., Inc. (Call)	Dec-12/25.00	1,648,077	158,182
Best Buy Co., Inc. (Call)	Dec-12/27.00	2,303,843	93,306
Best Buy Co., Inc. (Call)	Nov-12/21.00	1,711,323	142,211
DIRECTV (Call)	Dec-12/60.00	1,323,249	76,134
First Solar, Inc. (Call)	Nov-12/25.00	360,962	577,268
General Motors Co. (Call)	Dec-12/27.00	1,480,528	1,014,179
Google, Inc. (Call)	Dec-12/740.00	204,765	655,248
Halliburton Co. (Call)	Jan-13/43.00	3,160,448	95,446
Halliburton Co. (Call)	Jan-13/44.00	5,927,977	85,956
Hartford Financial Services Group, Inc. (Call)	Dec-12/14.00	246,515	1,910,089
Health Care Select Sector SPDR Fund (Call)	Nov-12/43.00	3,718,114	74,362
Hewlett-Packard Co. (Call)	Jan-13/25.00	961,797	29
Hewlett-Packard Co. (Call)	Dec-12/25.00	3,341,516	3
Humana, Inc. (Call)	Nov-12/90.00	2,082,093	103,901
Humana, Inc. (Call)	Nov-12/85.00	423,564	73,473
iShares MSCI Emerging Markets Index (Call)	Nov-12/46.00	1,915,036	3,677
JPMorgan Chase & Co. (Call)	Dec-12/42.00	1,855,495	2,505,479
JPMorgan Chase & Co. (Call)	Dec-12/44.00	1,953,553	1,109,813
JPMorgan Chase & Co. (Call)	Dec-12/44.00	1,505,804	858,158
JPMorgan Chase & Co. (Call)	Dec-12/48.00	1,308,855	87,693
Microsoft Corp. (Call)	Dec-12/32.00	4,346,874	287,598
Microsoft Corp. (Call)	Dec-12/34.00	6,083,027	108,302
Nintendo Co., Ltd. (Call)	Dec-12/JPY15,000.00	145,037	1,485
Qualcomm, Inc. (Call)	Jan-13/$65.00	704,474	433,956
SPDR S&P 500 ETF Trust (Call)	Dec-12/160.00	1,027,736	31,161
SPDR S&P 500 ETF Trust (Call)	Nov-12/150.00	6,161,187	386,306
SPDR S&P 500 ETF Trust (Call)	Nov-12/149.00	2,738,090	300,861
SPDR S&P 500 ETF Trust (Call)	Nov-12/152.00	10,739,288	117,488
SPDR S&P 500 ETF Trust (Call)	Nov-12/150.00	3,364,899	84,459
SPDR S&P 500 ETF Trust (Call)	Nov-12/153.00	7,480,861	81,167
SPDR S&P 500 ETF Trust (Call)	Nov-12/148.00	1,103,815	44,153
SPDR S&P 500 ETF Trust (Call)	Nov-12/148.00	1,471,752	29,435
SPDR S&P 500 ETF Trust (Call)	Nov-12/151.00	3,697,460	1,046
SPDR S&P 500 ETF Trust (Call)	Nov-12/153.00	2,799,827	3
SPDR S&P 500 ETF Trust (Put)	Nov-12/137.00	2,282,624	71,674
Visa, Inc. (Call)	Dec-12/160.00	318,512	127,312

Total			$12,225,655

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 (Unaudited)

		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	appreciation/

Barclay’s Bank, PLC
baskets	339,576	$—	1/25/13	(3 month USD-LIBOR-BBA)	A basket (BCSU115) of common stocks	$1,283,280

Total						$1,283,280

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $3,489,822,439.
(b)	The aggregate identified cost on a tax basis is $4,200,347,065, resulting in gross unrealized appreciation and depreciation of $246,756,104 and $518,971,433, respectively, or net unrealized depreciation of $272,215,329.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$48,686,257	$274,229,523	$313,387,752	$6,163	$9,528,028
	Tronox, Ltd. Class A	101,488,307	9,487,216	5,720,732	1,053,415	92,316,174
	Totals	$150,174,564	$283,716,739	$319,108,484	$1,059,578	$101,844,202
Market values are shown for those securities affiliated at period end.
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $402,812,546. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $409,027,103, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $245,750 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.
Outstanding contracts on purchased options contracts and written options contracts at the close of the reporting period are indicative of the volume of activity for each during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $11,791,819 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $160,100 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $206,849.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$560,221,943	$49,654,030	$—
Consumer staples	63,544,973	—	—
Energy	289,754,393	36,086,044	—
Financials	338,585,864	11,972,788	—
Health care	322,079,470	—	—
Industrials	327,448,286	4,781,089	—
Information technology	1,053,619,660	6,194,019	2,325,268
Materials	193,236,209	23,320,904	—
Total common stocks	3,148,490,798	132,008,874	2,325,268
Convertible preferred stocks	—	8,568,825	—
Investment Companies	14,351,875	11,441,784	—
Purchased equity options outstanding	—	39,700,126	—
U.S. Treasury Obligations	—	6,741,359	—
Warrants	129,353,881	—	—
Short-term investments	23,062,640	412,086,306	—

Totals by level	$3,315,259,194	$610,547,274	$2,325,268

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(196,165)	$—
Written equity options outstanding	—	(12,225,655)	—
Total return swap contracts	—	1,283,280	—

Totals by level	$—	$(11,138,540)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$704,898	$901,063
Equity contracts	170,337,287	12,225,655

Total	$171,042,185	$13,126,718

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 28, 2012